TRANSAMERICA SERIES TRUST

Transamerica Asset Allocation—Conservative VP

Transamerica Asset Allocation—Growth VP

Transamerica Asset Allocation—Moderate Growth VP

Transamerica Asset Allocation—Moderate VP

Transamerica International Moderate Growth VP

Supplement to the Prospectus, as supplemented, Summary Prospectuses, and Statement of Additional Information, as amended and restated, of the portfolios indicated above

Transamerica Asset Management, Inc. will assume the responsibility for the day-to-day management of the above-named portfolios. This change is expected to occur on or about April 17, 2012, but may occur sooner.

Investors Should Retain this Supplement for Future Reference

February 17, 2012